Consolidated statements of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Consolidated statements of comprehensive income [Abstract]
Net income for the period	[1]	€ 1,195	[2],[3]	€ 1,173	[3],[4]	€ 1,097	[2]
Pensions and other-post employment plans: Remeasurement		51		30		(8)
Pensions and other-post employment plans: Income tax effect on remeasurements		12		(3)		19
Financial assets fair value through OCI: Net current-period change, before tax		0		82		(147)
Financial assets fair value through OCI: Reclassification directly into retained earnings						(5)
Total of items that will not be reclassified to Income Statement		39		114		(179)
Currency translation differences: Net current period change, before tax		(1,040)		218		383
Currency translation differences: Income tax effect on net current-period change		(1)		0		29
Currency translation differences: Reclassification adjustment for (gain) loss realized				(4)
Currency translation differences: Reclassification adjustment for (gain) loss realized, in discontinued operations				(16)		6
Cash flow hedges: Net current-period change, before tax		69		(53)		(13)
Cash flow hedges: Income tax effect on net current-period change		17		(6)		(11)
Cash flow hedges: Reclassification adjustment for loss (gain) realized		6		(33)		31
Total of items that are or may be reclassified to Income Statement		(992)		225		315
Other comprehensive income for the period		(953)		340		136
Total comprehensive income for the period		242		1,512		1,233
Total comprehensive income attributable to: Shareholders of Koninklijke Philips N.V.		235		1,507		1,225
Total comprehensive income attributable to: Non-controlling interests		€ 6		€ 5		€ 8

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.